REVENUE - Significant changes in contract liabilities (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Balance - Beginning of year	$ 39,207,920	$ 17,264,876	$ 17,264,876
Membership & other revenue recognized during the period	(38,320,389)	(31,777,921)
Membership & other revenue deferred during the period	42,877,508	35,796,808
Balance - September 30	43,765,039	21,283,763	39,207,920	$ 17,264,876
Current
Disaggregation of Revenue [Line Items]
Balance - Beginning of year	19,541,253	16,961,712	16,961,712	13,746,225
Advanced commissions			333,333
Membership & other revenue recognized during the period	(38,320,389)	(31,777,921)	(42,602,762)	(38,100,125)
Membership & other revenue deferred during the period	42,877,508	35,796,808	44,848,970	41,315,612
Balance - September 30	24,098,372	$ 21,283,763	19,541,253	$ 16,961,712
Long Term
Disaggregation of Revenue [Line Items]
Balance - Beginning of year	19,666,667
Advanced commissions			19,666,667
Balance - September 30	$ 19,666,667		$ 19,666,667